INCOME TAXES (Details 1) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Income Tax Disclosure [Abstract]
Tax at federal statutory rate	$ (989,000)	$ (1,467,000)
State taxes, net of federal benefit	(61,000)	(349,000)
Permanent differences	2,000
Stock-based compensation	1,002,000	834,000
Other	(171,000)	248,000
Total income tax expense (benefit)	(217,000)	(734,000)
Change in valuation allowance	217,000	734,000
Income tax provision